Net fee and commission income	6 Months Ended
Jun. 30, 2025
Fee and commission income [abstract]
Net fee and commission income
13 Net fee and commission income

Net fee and commission income
in EUR million	30 June 2025	30 June 2024
Fee and commission income
Payment Services	1,217	1,072
Securities business	482	395
Insurance and other broking	327	287
Portfolio management	386	339
Lending business	311	313
Financial guarantees and other commitments	229	231
Other fee and commission income	138	120
Total fee and commission income	3,090	2,757

Fee and commission expenses
Payment Services	421	365
Securities business	90	75
Distribution of products	259	226
Other fee and commission expenses	104	94
Total fee and commission expenses	874	760

Net fee and commission income	2,216	1,998
Reference is made to Note 18 'Segments', which includes net fee and commission income, as reported to the Executive Board and the Management Board Banking, disaggregated by line of business.